Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	CAD 6,612	CAD 6,715
Natural gas in storage	6,877	3,049
Supplies and consumable inventory	692	(2,968)
Income taxes receivable	145	(2,529)
Prepaid expenses	(6,161)	(7,833)
Accounts payable	24,524	(18,261)
Accrued liabilities	(9,454)	(28,495)
Current income tax liability	(4,552)	1,820
Net regulatory assets and liabilities	(14,979)	37,353
Changes in non-cash operating items	CAD 3,704	CAD (11,149)